TAXES ON INCOME (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Corporate Tax Rate	26.50%	25.00%	25.00%	24.00%
Description Of Corporate Tax Rate Amended		The Company will be able to opt to apply (the waiver is non-recourse) the Amendment and from then on it will be subject to the amended tax rate of 16%.
Operating Loss Carryforwards		$ 45,912
Unrecognized Tax Benefits, Interest on Income Taxes Accrued		200	184
Undistributed Earnings of Foreign Subsidiaries		8,403
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries		$ 125